JPMorgan SmartRetirement® Blend 2050 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.5%
Fixed Income — 4.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,028	10,356
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,386	31,099
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	681	3,717
JPMorgan High Yield Fund Class R6 Shares (a)	798	4,813
Total Fixed Income		49,985
International Equity — 10.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8,303	113,167
U.S. Equity — 43.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	8,477	456,062
Total Investment Companies (Cost $613,011)		619,214
Exchange-Traded Funds — 38.7%
Alternative Assets — 3.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	486	38,111
Fixed Income — 1.4%
JPMorgan High Yield Research Enhanced ETF (a)	111	4,700
JPMorgan U.S. Aggregate Bond ETF (a)	226	10,260
Total Fixed Income		14,960
International Equity — 23.2%
JPMorgan BetaBuilders International Equity ETF (a)	5,697	241,020
U.S. Equity — 10.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	869	58,939
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,002	49,263
Total U.S. Equity		108,202
Total Exchange-Traded Funds (Cost $453,861)		402,293
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 0.13%, 1/31/2023 (b)(Cost $3,130)	3,134	3,098
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (c) (Cost $23,309)	23,309	23,309
Total Investments — 100.7% (Cost $1,093,311)		1,047,914
Liabilities in Excess of Other Assets — (0.7)%		(6,768)
NET ASSETS — 100.0%		1,041,146

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	42	12/16/2022	USD	7,569	(1,103)
Short Contracts
DJ US Real Estate Index	(277)	12/16/2022	USD	(8,800)	1,403
EURO STOXX 50 Index	(82)	12/16/2022	EUR	(2,630)	48
FTSE 100 Index	(35)	12/16/2022	GBP	(2,673)	68
MSCI EAFE E-Mini Index	(64)	12/16/2022	USD	(5,317)	285
MSCI Emerging Markets E-Mini Index	(291)	12/16/2022	USD	(12,688)	1,411
					3,215
					2,112

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$402,293	$—	$—	$402,293
Investment Companies	619,214	—	—	619,214

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,098	$—	$3,098
Short-Term Investments
Investment Companies	23,309	—	—	23,309
Total Investments in Securities	$1,044,816	$3,098	$—	$1,047,914
Appreciation in Other Financial Instruments
Futures Contracts	$3,215	$—	$—	$3,215
Depreciation in Other Financial Instruments
Futures Contracts	(1,103)	—	—	(1,103)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,112	$—	$—	$2,112
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$246,534	$24,965	$2,800	$(325)	$(27,354)	$241,020	5,697	$909	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	41,183	3,381	2,132	(217)	(4,104)	38,111	486	347	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	60,280	2,975	2,747	(407)	(1,162)	58,939	869	253	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	51,204	1,305	2,239	(311)	(696)	49,263	1,002	224	—
JPMorgan Core Bond Fund Class R6 Shares (a)	10,809	81	—	—	(534)	10,356	1,028	80	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	32,389	286	—	—	(1,576)	31,099	4,386	286	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,897	58	—	—	(238)	3,717	681	57	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	124,287	11,143	5,658	(1,896)	(14,709)	113,167	8,303	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	488,211	10,012	16,688	(2,451)	(23,022)	456,062	8,477	2,099	—
JPMorgan High Yield Fund Class R6 Shares (a)	4,833	77	—	—	(97)	4,813	798	77	—
JPMorgan High Yield Research Enhanced ETF (a)	4,835	—	—	—	(135)	4,700	111	74	—
JPMorgan U.S. Aggregate Bond ETF (a)	10,817	—	—	—	(557)	10,260	226	58	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	26,791	49,399	52,881	—	—	23,309	23,309	131	—
Total	$1,106,070	$103,682	$85,145	$(5,607)	$(74,184)	$1,044,816		$4,595	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of September 30, 2022.